Schedule of Long-Term Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 28, 2012	Dec. 31, 2011	Sep. 30, 2013 Loans Payable	May 03, 2013 Loans Payable	Dec. 31, 2012 Loans Payable	Sep. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Sep. 30, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Sep. 30, 2013 Receivables Securitization	Dec. 31, 2012 Receivables Securitization	Sep. 30, 2013 Notes Payable	Dec. 31, 2012 Notes Payable	Sep. 30, 2013 Other Long Term Debt	Dec. 31, 2012 Other Long Term Debt
Senior secured credit agreement:
Term loans payable		$ 420,625		$ 240,625
Revolving credit facility		553,964		660,730
Borrowings under receivable securitization facility, carrying value		80,000	77,300										80,000
Notes payable		42,398		38,338
Other long-term debt		21,491		16,383
Long-term obligations, total	1,312,055	1,118,478		956,076	444,375	450,000	420,625	199,831	553,964	600,000	0	10,000	80,000	38,941	42,398	18,908	21,491
Less current maturities	(61,123)	(71,716)		(29,524)
Long-Term Obligations, Excluding Current Portion	$ 1,250,932	$ 1,046,762		$ 926,552